INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
9	INTANGIBLE ASSETS, NET

Intangible assets from continuing operations consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Software Copyright	3,754,861	3,964,412
Patent and others	2,847,940	3,006,878
Total intangible assets	6,602,801	6,971,290

Less: Accumulated and amortization	(658,644)	(378,014)
Impairment loss	(1,495,353)	(1,578,806)
Intangible assets, net	4,448,804	5,014,470
Less: intangible assets, net, held for discontinued operations	-	-
Intangible assets, net, held for continuing operations	4,448,804	5,014,470

Amortization expense from the continuing operations was $312,821, $104,063 and $100,352 for the years ended December 31, 2015, 2014 and 2013, respectively. Amortization expense from the discontinuing operations was $0, $47,610 and $43,501 for the years ended December 31, 2015, 2014 and 2013, respectively. Impairment loss from the discontinuing operations was $0 and $1,579,495 for the years ended December 31, 2015 and 2014, respectively. Annual future amortization expense at December 31 as follows:

US$
2016	386,540
2017	383,447
2018	381,238
2019	381,238
2020	381,238
2021 and thereafter	2,535,103
4,448,804